10. INCOME TAXES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
(Loss) income before tax	$ (29,880)	$ 585,298	$ 376,806
Multiplied by the statutory income tax rates	26.59%	26.60%	26.61%
Tax expenses income at applicable tax rate	$ (7,945)	$ 155,689	$ 100,268
Income tax recorded at rates different from the Canadian tax rate	(10,823)	(9,833)	(6,410)
Permanent differences	50,458	(36,241)	15,594
Effect on deferred tax balances due to changes in income tax rates	(427)	(2,120)	(140)
Effect of temporary differences not recognized as deferred tax assets	35,416	(25,789)	(27,286)
Previously unrecognized tax losses and credits	(6,110)
Other	487	(1,461)	1,880
Tax expense	$ 61,056	$ 80,245	$ 83,906
Effective income tax rate	(204.34%)	13.71%	22.27%